Goodwill and Other Intangible Assets - Schedule of Movements in Other Intangible Assets (Details) € in Millions	6 Months Ended
Jun. 30, 2021 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	€ 18,421
Other intangible assets, ending balance	19,466
Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	72,422
Changes in scope of consolidation	1,419
Acquisitions and other increases	414
Disposals and other decreases	(81)
Currency translation differences	1,044
Transfers	(2)
Other intangible assets, ending balance	75,216
Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(54,001)
Acquisitions and other increases	(868)
Disposals and other decreases	50
Currency translation differences	(753)
Impairment losses, net of reversals	(178)
Other intangible assets, ending balance	(55,750)
Acquired R&D
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	6,092
Other intangible assets, ending balance	7,742
Acquired R&D | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	9,600
Changes in scope of consolidation	1,337
Acquisitions and other increases	277
Disposals and other decreases	0
Currency translation differences	229
Transfers	(7)
Other intangible assets, ending balance	11,436
Acquired R&D | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(3,508)
Acquisitions and other increases	0
Disposals and other decreases	1
Currency translation differences	(50)
Impairment losses, net of reversals	(137)
Other intangible assets, ending balance	(3,694)
Products, trademarks and other rights
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	11,729
Other intangible assets, ending balance	11,125
Products, trademarks and other rights | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	61,074
Changes in scope of consolidation	82
Acquisitions and other increases	63
Disposals and other decreases	(68)
Currency translation differences	803
Transfers	10
Other intangible assets, ending balance	61,964
Products, trademarks and other rights | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(49,345)
Acquisitions and other increases	(797)
Disposals and other decreases	37
Currency translation differences	(693)
Impairment losses, net of reversals	(41)
Other intangible assets, ending balance	(50,839)
Software
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	600
Other intangible assets, ending balance	599
Software | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	1,748
Changes in scope of consolidation	0
Acquisitions and other increases	74
Disposals and other decreases	(13)
Currency translation differences	12
Transfers	(5)
Other intangible assets, ending balance	1,816
Software | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(1,148)
Acquisitions and other increases	(71)
Disposals and other decreases	12
Currency translation differences	(10)
Impairment losses, net of reversals	0
Other intangible assets, ending balance	€ (1,217)